Nature of Business	12 Months Ended
Sep. 30, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Business
Nature of Business

The Cash Store Financial Services Inc. (the “Company”) operates under three branch banners: The Cash Store Financial, Instaloans and The Title Store (TSX: CSF, NYSE: CSFS). The Company acts as lender and broker to facilitate short-term advances and provides other financial services, to income-earning consumers. As at September 30, 2013, the Company operated 537 (2012 - 536, 2011 - 586) branches. The Company has operations in Canada and the United Kingdom.

Although the Company’s business is not significantly affected by seasonality, the Company typically experiences its strongest revenues in the third and fourth quarters (which correspond with tax season and the summer months) followed by the first quarter (Christmas/holiday season). The second quarter is typically the weakest. In addition to seasonal demand, quarterly results are impacted by the number and timing of new branch openings and new product lines offered.

The Cash Store Financial is a Canadian corporation that is not affiliated with Cottonwood Financial Ltd. or the outlets of Cottonwood Financial Ltd. which operate in the United States under the name "Cash Store."  The Cash Store Financial does not conduct under the name "Cash Store" in the United States and does not own or provide any consumer lending services in the United States.